CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ (DEFICIT) EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Redeemable convertible preferred stock Preferred Stock
Preferred stock, shares outstanding, beginning balance at Dec. 31, 2012						21,299
Beginning balance at Dec. 31, 2012	$ (43,442)	$ 3	$ 6,628	$ (51,210)	$ 1,137	$ 152,194
Common stock, shares outstanding, beginning balance at Dec. 31, 2012		2,882
Increase (Decrease) in Stockholders' Equity
Exercises of stock options	821		821
Exercises of stock options, shares		315
Accretion of issuance costs						57
Accretion of issuance costs, value	(57)			(57)
Stock-based compensation	1,862		1,862
Foreign currency translation adjustments	806				806
Issuance of preferred and common stock in connection with acquisitions	0
Net loss	(28,296)			(28,296)
Common stock, shares outstanding, ending balance at Dec. 28, 2013		3,197
Ending balance at Dec. 28, 2013	(68,306)	$ 3	9,311	(79,563)	1,943	$ 152,251
Preferred stock, shares outstanding, ending balance at Dec. 28, 2013						21,299
Increase (Decrease) in Stockholders' Equity
Exercises of stock options	994		994
Exercises of stock options, shares		220
Accretion of issuance costs, value	(4)			(4)
Stock-based compensation	4,357		4,357
Foreign currency translation adjustments	(1,649)				(1,649)
Exercises of warrants, shares		76
Reclassification of warrant liability to additional paid-in capital	968		968
Contingent consideration payable in shares	4,878		4,878
Contingent consideration paid in preferred stock, shares						192
Contingent consideration paid in preferred stock						$ 2,626
Conversion of preferred stock to common stock upon initial public offering, shares		21,491				(21,491)
Conversion of preferred stock to common stock upon initial public offering	154,877	$ 22	154,855			$ (154,877)
Preferred stock financing, shares		6,153
Issuance of common stock in connection with initial public offering, net of offering costs	(94,810)	$ (6)	(94,804)
Issuance of preferred and common stock in connection with acquisitions	5,969	$ 1	5,968
Preferred and Common stock issued in connection with acquisitions, shares		478
Acceleration of Citrus Lane restricted stock awards(1)	1,448		1,448
Net loss	$ (80,292)			(80,292)
Common stock, shares outstanding, ending balance at Dec. 27, 2014	31,615	31,615
Ending balance at Dec. 27, 2014	$ 118,050	$ 32	277,583	(159,859)	294	$ 0
Preferred stock, shares outstanding, ending balance at Dec. 27, 2014	0					0
Increase (Decrease) in Stockholders' Equity
Exercises of stock options	$ 575		575
Exercises of stock options, shares		256
Stock-based compensation	5,511		5,511
Foreign currency translation adjustments	(889)				(889)
Issuance of preferred and common stock in connection with acquisitions	0
Preferred and Common stock issued in connection with acquisitions, shares		191
Issuance of restricted stock units		214
Net loss	$ (34,995)			(34,995)
Common stock, shares outstanding, ending balance at Dec. 26, 2015	31,615	32,276
Ending balance at Dec. 26, 2015	$ 88,252	$ 32	$ 283,669	$ (194,854)	$ (595)	$ 0
Preferred stock, shares outstanding, ending balance at Dec. 26, 2015	0					0